EQUITY - Issuances of Unregistered Shares of Common Stock (Details) - $ / shares							12 Months Ended
	Dec. 30, 2021	Sep. 07, 2021	Aug. 27, 2021	Jul. 24, 2021	Jul. 23, 2021	Jun. 18, 2021	Dec. 31, 2021	Jun. 24, 2021	Feb. 16, 2021
Business Acquisition [Line Items]
Restricted stock, initial period of restriction							6 months
Restricted Stock
Business Acquisition [Line Items]
Total common shares issued							26,863,156
Restricted Stock | Renewable Process Solutions, Inc.
Business Acquisition [Line Items]
Issuance of common stock (in shares)						1,000,000
Restricted Stock | Renewable Process Solutions, Inc. | Vesting period two
Business Acquisition [Line Items]
Vesting percentage						8.00%
Restricted Stock | Renewable Process Solutions, Inc. | Vesting period one
Business Acquisition [Line Items]
Vesting percentage						28.00%
Restricted stock, initial period of restriction						5 years
Restricted Stock | MANA Corporation
Business Acquisition [Line Items]
Issuance of common stock (in shares)				4,200,000	4,200,000
Restricted Stock | Plain Sight Innovations Corporation
Business Acquisition [Line Items]
Issuance of common stock (in shares)		8,500,000
Restricted Stock | LINICO Corporation
Business Acquisition [Line Items]
Issuance of common stock (in shares)	3,500,000
LINICO Corporation | Restricted Stock
Business Acquisition [Line Items]
Preferred stock, shares issued upon conversion (in shares)									3,000,000
LINICO Corporation | Restricted Stock | Vesting period two
Business Acquisition [Line Items]
Restricted stock, initial period of restriction	9 months
Restricted stock, period for sale	6 months
LINICO Corporation | Restricted Stock | Vesting period two | Minimum
Business Acquisition [Line Items]
Restricted stock, initial period of restriction	9 months
LINICO Corporation | Restricted Stock | Vesting period two | Maximum
Business Acquisition [Line Items]
Restricted stock, initial period of restriction	15 months
Quantum Generative Materials LLC | Restricted Stock
Business Acquisition [Line Items]
Preferred stock, shares issued upon conversion (in shares)								3,000,000
LP Biosciences LLC | Restricted Stock
Business Acquisition [Line Items]
Preferred stock, shares issued upon conversion (in shares)					3,500,000		3,500,000
Restricted stock, initial period of restriction					6 months
Sale of stock, price per share (in dollars per share)							$ 2.71
Northern Comstock LLC | Restricted Stock
Business Acquisition [Line Items]
Non-cash issuance of common stock (in shares)			163,156